SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Long-term loans:
Long-term loans	$ 35,916,000		$ 48,710,000
Less - current maturities	4,665,000		7,963,000
Long-term loans, excluding current maturities	31,251,000		40,747,000
Credit line, maximum borrowing capacity	5,200,000		5,200,000
Loan from bank (a) [Member]
Long-term loans:
Interest rate	4.77%	[1]	4.77%	[1]
Maturity, minimum	Jan. 01, 2012	[1]
Maturity, maximum	Dec. 31, 2022	[1]
Long-term loans	32,000	[1]	36,000	[1]
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	PRIME	[2]	PRIME	[2]
Interest rate, spread on variable rate		[2]	0.25%	[2]
Maturity, minimum	Jan. 01, 2012	[2]
Maturity, maximum	Dec. 31, 2013	[2]
Long-term loans		[2]	8,334	[2]
Loan from bank (c) [Member]
Long-term loans:
Variable interest reference rate	EURIBOR	[3]	EURIBOR	[3]
Interest rate, spread on variable rate	2.75%	[3]	2.75%	[3]
Maturity, minimum	Jan. 01, 2001	[3]
Maturity, maximum	Dec. 31, 2020	[3]
Long-term loans	3,425	[3]	3,805	[3]
Loan from bank (d) [Member]
Long-term loans:
Interest rate	7.90%	[4]	7.90%
Maturity, minimum	Jan. 01, 2012	[4]
Maturity, maximum	Dec. 31, 2017	[4]
Long-term loans	$ 491	[4]	$ 571	[4]

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2013 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2013, all of this credit line was utilized.
[2]	The Company entered into a loan agreement with an U.S. bank, the loan was secured by a floating pledge over Spacenet's assets. This loan was fully paid and the pledge was released during 2013.
[3]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[4]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.